Portfolio of Investments September 30, 2024
JLS
(Unaudited)
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 131.5%    (98.7% of Total Investments)
– MORTGAGE-BACKED SECURITIES - 89.7% (67.3% of Total Investments) –
$ 500,000 (a),(b) Alen 2021-ACEN Mortgage Trust, (TSFR1M + 4.114%), 2021
ACEN
9.211% 04/15/34 $ 214,000
1,000,000 (c) BANK 2017-BNK6, 2017 BNK6 3.851 07/15/60 901,512
1,000,000 (b) BANK 2019-BNK21, 2019 BN21 2.500 10/17/52 688,885
1,000,000 (b) BBCMS Mortgage Trust 2020-C6, 2020 C6 3.811 02/15/53 807,146
1,750,000 (b) BBCMS Trust 2015-SRCH, 2015 SRCH 5.122 08/10/35 1,524,048
1,500,000 (b) Benchmark 2020-B18 Mortgage Trust, 2020 B18 4.139 07/15/53 1,422,507
845,000 (c) CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631 08/10/49 579,180
1,500,000 CD 2016-CD2 Mortgage Trust, 2016 CD2 4.109 11/10/49 1,121,262
1,978,000 CD 2017-CD3 Mortgage Trust, 2017 CD3 4.688 02/10/50 834,635
24,173 (b) CF 2020-P1 Mortgage Trust, 2020 P1 2.840 04/15/25 23,934
672,000 (b) CFK Trust 2019-FAX, 2019 FAX 4.791 01/15/39 617,779
368,328 CHL Mortgage Pass-Through Trust 2006-HYB1, 2006 HYB1 4.936 03/20/36 337,154
1,500,000 (b),(c) COMM 2013-LC13 Mortgage Trust, 2013 LC13 5.577 08/10/46 1,288,771
925,000 (c) COMM 2014-CCRE15 Mortgage Trust, 2014 CR15 4.104 02/10/47 872,839
770,332 (c) COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377 05/10/47 752,542
1,500,000 (b) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767 06/10/47 584,091
1,400,000 (b) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000 03/10/48 949,240
2,000,000 (c) COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.408 05/10/48 1,577,824
1,800,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463 08/10/48 1,581,100
892,000 (c) COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.667 08/10/48 847,044
1,245,000 (c) COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768 08/10/48 1,117,793
650,569 (c) COMM Mortgage Trust 4.585 02/10/47 625,238
625,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A +
5.500%), 2021 R03
10.780 12/25/41 654,885
2,100,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A +
6.000%), 2022 R01
11.280 12/25/41 2,210,006
1,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A +
9.850%), 2022 R03
14.823 03/25/42 1,136,479
2,840,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A +
7.000%), 2022 R05
12.280 04/25/42 3,100,038
960,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
6.800%), 2022 R07
12.063 06/25/42 1,080,012
1,900,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
12.000%), 2022 R07
17.263 06/25/42 2,290,697
450,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A +
6.750%), 2022 R09
12.013 09/25/42 500,996
4,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A +
5.550%), 2023 R02
10.830 01/25/43 4,428,815
2,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A +
5.350%), 2023 R04
10.613 05/25/43 2,208,194
2,250,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A +
4.750%), 2023 R05
10.013 06/25/43 2,448,493
2,650,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
5.900%), 2023 R06
11.180 07/25/43 2,907,259
2,280,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
3.900%), 2023 R06
9.188 07/25/43 2,417,631
33,000,000 (b) DOLP Trust 2021-NYC, 2021 NYC, (I/O) 0.665 05/10/41 1,104,762
80,558 (b) Flagstar Mortgage Trust 2017-2, 2017 2 3.984 10/25/47 73,283
7,551,496 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.304 07/25/41 724,944
3,000,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A +
7.500%), 2021 DNA6
12.780 10/25/41 3,235,468
2,270,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A +
7.100%), 2022 DNA1
12.380 01/25/42 2,426,167
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
8.500%), 2022 DNA2
13.788 02/25/42 2,502,971
4,900,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
4.750%), 2022 DNA2
10.030 02/25/42 5,191,509
3,750,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
5.650%), 2022 DNA3
8.647 04/25/42 4,051,980

Portfolio of Investments September 30, 2024
(continued)
JLS

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
$ 2,245,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
9.750%), 2022 DNA3
15.087% 04/25/42 $ 2,553,601
104,186 (a) Freddie Mac Strips, (SOFR30A + 0.058%), 2014 327, (I/O) 0.472 03/15/44 11,314
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
3.097%), 2018 TWR
8.194 07/15/31 95,550
1,100,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
1.897%), 2018 TWR
6.994 07/15/31 390,500
892,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
4.222%), 2018 TWR
9.319 07/15/31 18,545
1,000,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
1.747%), 2018 TWR
6.844 07/15/31 595,000
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
2.397%), 2018 TWR
7.494 07/15/31 176,400
1,400,000 (a),(b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M +
3.464%), 2021 ARDN
8.561 11/15/36 1,385,571
1,000,000 (a),(b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M +
2.864%), 2021 ARDN
7.961 11/15/36 990,733
2,000,000 (c) GS Mortgage Securities Trust 2016-GS4, 2016 GS4 4.075 11/10/49 1,725,633
1,000,000 (b) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3.041 12/10/41 756,608
377,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, 2019 UES
4.601 05/05/32 355,874
441,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, 2019 UES
4.601 05/05/32 413,642
366,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, 2020 NNN
3.972 01/16/37 137,254
2,000,000 (c) JPMBB Commercial Mortgage Securities Trust 2014-C22, 2014
C22
4.649 09/15/47 1,778,920
1,000,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C27, 2015
C27
3.898 02/15/48 904,444
760,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C29, 2015
C29
4.118 05/15/48 730,300
1,189,000 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1, 2016 C1 4.858 03/17/49 1,090,107
2,000,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP5, 2017
JP5
3.904 03/15/50 1,726,434
1,930,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP6, 2017
JP6
3.850 07/15/50 1,421,144
1,500,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP6, 2017
JP6
4.600 07/15/50 1,040,627
1,849,000 (b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP7, 2017
JP7
4.494 09/15/50 1,080,243
1,214,000 (c) Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19,
2014 C19
4.000 12/15/47 1,158,496
226,295 Morgan Stanley Capital I Trust 2015-MS1, 2015 MS1 4.157 05/15/48 214,262
178,460 Morgan Stanley Mortgage Loan Trust 2007-15AR, 2007 15AR 3.492 11/25/37 126,544
1,000,000 (b) MRCD 2019-MARK Mortgage Trust, 2019 PARK 2.718 12/15/36 635,700
750,000 (b) MSCG Trust 2015-ALDR, 2015 ALDR 3.577 06/07/35 692,891
250,000 (b) MSCG Trust 2015-ALDR, 2015 ALDR 3.577 06/07/35 226,708
1,050,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 4.329%), 2019 MILE
9.426 07/15/36 676,248
600,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.279%), 2019 MILE
7.376 07/15/36 474,046
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7.926 07/15/36 752,466
443,175 (a),(b) OPEN Trust, (TSFR1M + 5.236%), 2023 AIR 10.332 10/15/28 448,337
1,000,000 (a),(b),(c) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M + 0.994%),
2021 MF
6.091 07/15/38 956,657
1,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M + 2.114%),
2021 MF
7.211 07/15/38 798,978
1,602,435 (a),(b),(c) SMR 2022-IND Mortgage Trust, (TSFR1M + 3.950%), 2022 IND 9.047 02/15/39 1,524,610
127,100,000 (b) SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, (I/O) 0.179 02/12/41 546,123
1,000,000 (a),(b) TX Trust 2024-HOU, (TSFR1M + 3.239%), 2024 1 8.336 06/15/39 995,104
1,250,000 (b) VNDO Trust 2016-350P, 2016 350P 4.033 01/10/35 1,169,419

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
$ 1,300,000 (c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015 NXS1 4.220% 05/15/48 $ 1,197,968
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $106,175,052) 95,936,114
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
– ASSET-BACKED SECURITIES - 41.8% (31.4% of Total Investments) –
1,233,616 (b) AASET 2020-1 Trust, 2020 1A 6.413 01/16/40 416,652
1,500,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M reference rate + 2.714% spread), 2021 FL4
7.729 12/18/37 1,432,543
515,000 (b) Affirm Asset Securitization Trust 2023-B, 2023 B 11.320 09/15/28 537,819
490,059 (b) Air Canada 2020-2 Class B Pass Through Trust, 2020 A 9.000 10/01/25 498,699
550,000 (b) Avis Budget Rental Car Funding AESOP LLC, 2021 2A 4.080 02/20/28 516,830
982,500 (b) Bojangles Issuer LLC, 2020 1A 3.832 10/20/50 978,083
750,000 (a),(b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
8.450% spread)
12.787 01/08/26 778,200
250,000 (a),(b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
5.620% spread)
10.222 03/16/25 248,250
250,000 (b) Bonanza RE Ltd 5.359 01/08/25 200,000
500,000 (a),(b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
4.930% spread), 2020 A
9.532 12/23/24 501,650
343,545 (b),(c) British Airways 2020-1 Class B Pass Through Trust, 2020 A 8.375 11/15/28 360,487
2,000,000 (b) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 4.690 12/15/50 1,827,497
775,000 (b) CARS-DB4 LP, 2020 1A 4.520 02/15/50 737,912
2,300 (b),(d) Carvana Auto Receivables Trust 2021-N1, 2021 N1 0.000 01/10/28 239,775
2,500 (b),(d) Carvana Auto Receivables Trust 2021-P2, 2021 P2 0.000 05/10/28 526,250
250,000 (a),(b) Cayuga Park CLO Ltd, (TSFR3M reference rate + 6.262% spread),
2020 1A
1.000 07/17/34 251,275
385,000 (a),(b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
6.762% spread), 2020 2A
12.044 10/20/34 386,299
375,000 (a),(b) CIFC Funding 2022-II Ltd, (TSFR3M reference rate + 7.000%
spread), 2022 2A
12.279 04/19/35 377,500
750,000 (a),(b) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 3.550%
spread), 2022 4A
8.836 07/16/35 752,843
250,000 (a),(b) Citrus Re Ltd, (3-Month U.S. Treasury Bill reference rate + 5.060%
spread)
5.100 06/07/25 256,400
250,000 (b) Cologix Data Centers US Issuer LLC, 2021 1A 5.990 12/26/51 234,087
1,000,000 (a),(b) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 6.450% spread),
2024 1A
11.741 04/18/37 1,031,198
909,075 (b) EWC Master Issuer LLC, 2022 1A 5.500 03/15/52 890,915
500,000 (b) ExteNet Issuer LLC, 2024 1A 9.050 07/25/54 507,672
1,500,000 (b) Frontier Issuer LLC, 2023 1 11.500 08/20/53 1,620,491
1,500,000 (b) Frontier Issuer LLC, 2023 1 8.300 08/20/53 1,568,807
500,000 (a),(b) GoldentTree Loan Management US CLO 1 Ltd, (3-Month LIBOR
reference rate + 7.762% spread), 2021 11A
8.563 10/20/34 490,169
1,000,000 (a),(b) GRACIE POINT INTERNATIONAL FUNDING 2023-2, (SOFR90A
reference rate + 5.400% spread), 2023 2A
10.769 03/01/27 1,015,198
173,000 (a),(b) Gracie Point International Funding 2024-1 LLC, (SOFR90A
reference rate + 7.150% spread), 2024 1A
12.518 03/01/28 173,191
481,250 (b) Hardee's Funding LLC, 2020 1A 3.981 12/20/50 452,277
500,000 (b) Hertz Vehicle Financing III LLC, 2022 1A 4.850 06/25/26 490,640
250,000 (a),(b) Hestia Re Ltd, (1-Month U.S. Treasury Bill reference rate +
10.080% spread)
14.682 04/22/25 230,000
201,829 (b) HIN Timeshare Trust 2020-A, 2020 A 5.500 10/09/39 194,457
144,164 (b) HIN Timeshare Trust 2020-A, 2020 A 6.500 10/09/39 137,284
750,000 (b) Hotwire Funding LLC, 2024 1A 9.188 06/20/54 791,381
259,468 (b) LUNAR AIRCRAFT 2020-1 LTD, 2020 1A 3.376 02/15/45 248,596
500,000 (a),(b) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
5.460% spread), 2019 36A
5.764 04/15/35 498,495
1,125,000 (a),(b) Magnetite XXIII Ltd, (TSFR3M reference rate + 6.562% spread),
2019 23A
7.484 01/25/35 1,129,758
250,000 (a),(b) Matterhorn Re Ltd, (SOFR reference rate + 5.250% spread) 5.889 03/24/25 253,275
500,000 (b) Mercury Financial Credit Card Master Trust, 2022 3A 10.680 06/21/27 503,898
500,000 (b) Mercury Financial Credit Card Master Trust, 2023 1A 9.590 09/20/27 503,514
500,000 (b) Mercury Financial Credit Card Master Trust, 2023 1A 8.040 09/20/27 502,433

Portfolio of Investments September 30, 2024
(continued)
JLS

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
$ 125,000 (b) MetroNet Infrastructure Issuer LLC, 2023 1A 10.850% 04/20/53 $ 128,803
1,000,000 (b) MetroNet Infrastructure Issuer LLC, 2024 1A 10.860 04/20/54 1,031,759
125,000 (b) MetroNet Infrastructure Issuer LLC, 2023 1A 8.010 04/20/53 130,762
1,141,000 (b) Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875 01/15/28 1,035,157
1,525,000 (b),(d) Mosaic Solar Loan Trust 2019-2, 2019 2A 0.000 09/20/40 588,650
1,000,000 (b),(d) Mosaic Solar Loan Trust 2020-1, 2020 20-1A 0.000 04/20/46 513,200
631,015 (b) Mosaic Solar Loan Trust 2020-2, 2020 2A 5.420 08/20/46 572,669
1,000,000 (b) Mosaic Solar Loan Trust 2024-1, 2024 1A 10.000 09/20/49 889,089
154,559 (b) MVW 2020-1 LLC, 2020 1A 7.140 10/20/37 152,843
500,000 (a),(b) Neuberger Berman CLO Ltd, (TSFR3M reference rate + 7.625%
spread), 2023 23-53A
12.908 10/24/32 505,272
500,000 (b) Oportun Funding 2022-1 LLC, 2022 1 6.000 06/15/29 499,301
107,242 (b) Oportun Funding XIV LLC, 2021 A 5.400 03/08/28 103,894
764,151 (b) Oportun Issuance Trust 2021-B, 2021 B 5.410 05/08/31 726,397
350,000 (b) Oportun Issuance Trust 2021-C, 2021 C 5.570 10/08/31 331,439
2,000,000 (b) Oportun Issuance Trust 2024-1, 2024 1A 12.072 04/08/31 2,042,700
925,000 (a),(b) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A
10.582 01/20/36 936,156
625,000 (a),(b) Palmer Square CLO Ltd, (TSFR3M reference rate + 6.350%
spread), 2022 1A
11.632 04/20/35 628,828
750,000 (a),(b) Rad CLO 7 Ltd, (TSFR3M reference rate + 4.150% spread), 2020
7A
9.436 04/17/36 752,426
400,000 (a),(b) Residential Reinsurance 2020 Ltd, (3-Month U.S. Treasury Bill
reference rate + 6.290% spread), 2020 A
6.510 12/06/24 399,600
500,000 (a),(b) Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury Bill
reference rate + 7.690% spread)
12.292 12/06/26 519,700
500,000 (a),(b) SD Re Ltd, (3-Month U.S. Treasury Bill reference rate + 9.250%
spread)
13.852 11/19/24 498,500
171,829 (b) Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A 6.590 07/20/37 170,393
1,000,000 (a),(b) Sixth Street CLO XIX Ltd, (3-Month LIBOR reference rate +
6.162% spread), 2021 19A
6.035 07/20/34 1,005,158
504,291 (b) Start II LTD, 2019 1 5.095 03/15/44 479,106
468,872 (b) Sunnova Helios XII Issuer LLC, 2023 B 6.000 08/22/50 395,306
1,000,000 (a),(b) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate + 7.122%
spread), 2021 2A
6.985 07/25/34 987,758
500,000 (a),(b) Ursa Re II Ltd, (3-Month U.S. Treasury Bill reference rate + 7.000%
spread)
11.602 12/06/25 518,000
915,440 (b) Vivint Solar Financing V LLC, 2018 1A 7.370 04/30/48 869,359
490,922 (b) VR Funding LLC, 2020 1A 6.420 11/15/50 460,221
500,000 (b) Ziply Fiber Issuer LLC, 2024 1A 7.810 04/20/54 520,055
1,000,000 (b) Ziply Fiber Issuer LLC, 2024 1A 11.170 04/20/54 1,069,901
TOTAL ASSET-BACKED SECURITIES
(Cost $46,889,049) 44,755,102
TOTAL LONG-TERM INVESTMENTS
(Cost $153,064,101) 140,691,216
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%  (1.3% of Total Investments)
X 1,839,762 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7% (1.3% of Total Investments) X 1,839,762
$ 1,740,000 Federal Home Loan Bank Discount Notes 0.000 10/01/24 $ 1,739,775
100,000 Freddie Mac Discount Notes 0.000 10/01/24 99,987
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,840,000) 1,839,762
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,840,000) 1,839,762
TOTAL INVESTMENTS - 133.2%
(Cost $154,904,101 ) 142,530,978
BORROWINGS - (3.3)% (e),(f) (3,520,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (28.7)%(g) (30,715,677)
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (1,288,277)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 107,007,024

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 95,936,114 $ – $ 95,936,114
Asset-Backed Securities – 42,887,227 1,867,875 44,755,102
Short-Term Investments:
U.S. Government and Agency Obligations – 1,839,762 – 1,839,762
Total
$ – $ 140,663,103 $ 1,867,875 $ 142,530,978
Level 3
JLS
Asset-Backed
Securities
Balance at the beginning of period $ 1,379,951
Gains (losses): -
Net realized gains (losses) (108,596)
Change in net unrealized appreciation (depreciation) (194,205)
Purchases at cost 794,402
Sales at proceeds (44,836)
Net discounts (premiums) 41,159
Transfers into -
Transfers (out of) -
Balance at the end of period $ 1,867,875
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (194,205)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JLS Asset-Backed Securities $1,867,875 Indicative Trade Broker Quote $38.60-$21,050 $7,295.07

Portfolio of Investments September 30, 2024
(continued)
JLS

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $116,732,583 or 81.9% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $47,718,811 have been pledged as collateral for reverse repurchase agreements.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Borrowings as a percentage of Total Investments is 2.5%.
(f) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $28,592,770 have been pledged as collateral for borrowings.
(g) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 21.6%.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month